CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents		$ 2,085	$ 7,102
Inventories		65	31
Other receivables			8,848
Due from related parties			8,848
Prepayment for vehicle purchase and other current assets, net		597	26,321
TOTAL CURRENT ASSETS		4,202	42,302
Property and equipment, net		403	49
Goodwill		38,201
Intangible assets, net		24,438	12,903
Operating lease right-of-use assets		389	428
TOTAL NON-CURRENT ASSETS		63,431	13,380
TOTAL ASSETS		67,633	55,682
CURRENT LIABILITIES:
Short-term borrowings			2,000
Short-term operating lease liabilities		126	119
Convertible notes		2,392	4,305
Income tax payable		764	776
Warrant liability		232	24
Payable for sales incentive		417	1,638
Accrued expenses and other current liabilities		8,903	9,379
TOTAL CURRENT LIABILITIES		15,115	19,868
Long-term operating lease liabilities		238	311
Deferred tax liabilities		3,263
TOTAL LIABILITIES		18,616	20,179
COMMITMENT AND CONTINGENCIES
EQUITY
Ordinary Shares (par value of $0.00075 per shares; 66,666,667 shares authorized, 49,806,556 and 15,891,257 shares issued as of December 31, 2023 and 2022, respectively. 49,806,556 and 15,216,681 shares outstanding as of December 31, 2023 and 2022, respectively)*	[1]	37	11
Additional paid-in capital		399,117	312,831
Subscription receivable		(17,900)
Statutory reserve		8	8
Accumulated deficit		(336,571)	(283,008)
Accumulated other comprehensive income		890	1,470
TOTAL KAIXIN AUTO HOLDINGS' SHAREHOLDERS' EQUITY		45,583	31,315
Non-controlling interests		3,434	4,188
TOTAL EQUITY		49,017	35,503
TOTAL LIABILITIES AND EQUITY		67,633	55,682
Series D convertible preferred shares
EQUITY
Preferred Stock, Value, Issued		1	1
Series F convertible preferred shares
EQUITY
Preferred Stock, Value, Issued		1	2
Related Party
CURRENT ASSETS:
Other receivables		1,455
Due from related parties		1,455
CURRENT LIABILITIES:
Accounts payable		2,187	$ 1,627
Nonrelated Party
CURRENT LIABILITIES:
Accounts payable		$ 94

[1]	Retroactively restated to give effect to a share consolidation at a ratio of one-for-fifteenth ordinary shares effective on September 14, 2023.